Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 30, 2018	Mar. 28, 2018	Sep. 16, 2017	Jan. 31, 2018	Nov. 30, 2017	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	May 22, 2017
Warrants to purchase shares of common stock			275,000			500,000			500,000				2,000,000	100,000
Warrant exercise price			$ 0.08			$ 0.14			$ 0.14				$ 0.25	$ 0.40
Number of stock options granted									16,831,272		13,210,000	5,860,000
Number of shares issued during period									1,679,276
Number of shares issued during period, value									$ 2,978,500		$ 796,000	$ 1,524,030
Interest expense						$ 58,916		$ 205,038	321,637	$ 375,862	555,094	340,580
Debt extinguishment			$ 10,057			$ (1,074,602)		$ (424,331)	$ (423,028)	$ (977,201)	(977,203)	(455,975)
Shares issued, price per share						$ 0.50			$ 0.50
Unamortized debt discount												$ 48,942
Subsequent Event [Member]
Debt interest rate	5.00%
Maturity date	Apr. 29, 2019
Common stock conversion percentage	75.00%
Debt instrument face amount	$ 400,000				$ 100,000		$ 1,870,769
Number of shares issued during period for service							106,847
Number of stock options granted							906,272
Fair value of options vested in period							$ 181,157
Stock option vesting period							3 years
Stock options exercise price							$ 0.26
Number of shares issued during period							7,383,006
Number of shares issued during period, value							$ 976,120
Accrued interest							147,097
Interest expense							893,120
Gain on derivative liability					136,226		1,248,809
Debt extinguishment					158,396		$ 1,090,057
Conversion of stock, shares issued							20,469,028
Conversion of stock, amount issued							$ 3,300,500
Shares issued, price per share							$ 0.16
Unamortized debt discount					$ 77,830
Number of common stock reserved for future issuance							200,000
Number of shares subject to vest that was previously issued											4,641,667
Subsequent Event [Member] | Chief Executive Officer [Member]
Shares issued, price per share		$ 1.43
Accrued salary		$ 582,333
Number of restricted common stock shares issued during the period		407,226
Subsequent Event [Member] | Auctus Fund and EMA Financial [Member]
Unsecured convertible notes				$ 150,000
Debt exchanged for cash				$ 130,000
Debt interest rate				8.00%
Original issue discount				$ 20,000
Maturity date				Jan. 31, 2019
Common stock conversion percentage				70.00%
Warrants to purchase shares of common stock				1,000,000
Warrant exercise price				$ 0.14
Warrant term				5 years
Beneficial conversion feature				$ 301,739
Debt instrument face amount				150,000
Financing costs				$ 151,739